Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 837,868	$ 477,877	$ 2,474,627	$ 1,453,413
Cost of revenue	166,994	34,289	303,515	117,106
Gross profit	670,874	443,588	2,171,112	1,336,307
Operating expenses
General and administrative	1,433,565	1,425,234	5,830,703	4,796,652
Sales and marketing	95,424	120,818	240,894	469,529
Research and development				4,205
Total operating expenses	1,528,989	1,546,052	6,071,597	5,270,386
Net loss from operations	(858,115)	(1,102,464)	(3,900,485)	(3,934,079)
Other income (expense)
Interest expense	(905,426)	(518,400)	(2,517,947)	(1,761,823)
Loss on impairment of intangible asset				(1,328,638)
Gain on contingent liability				450,000
Loss on settlement of debt	(227,501)	(54,000)	(82,337)	(1,271,329)
Change in fair value of derivative liability	(185,256)	(8,506,151)	(7,406,416)	7,238,498
Total other expense	(1,318,183)	(9,078,551)	(10,006,700)	3,326,708
Loss before income taxes	(2,176,298)	(10,181,015)	(13,907,185)	(607,371)
Provision for income taxes
Net loss	(2,176,298)	(10,181,015)	(13,907,185)	(607,371)
Dividend on Series B Preferred Stock	(3,949)		(484)
Net loss attributable to common stockholders	$ (2,180,247)	$ (10,181,015)	$ (13,907,669)	$ (607,371)
Basic and diluted loss per Common Share	$ (0.00)	$ (0.70)	$ (0.04)	$ (0.07)
Basic and diluted weighted average number of common shares outstanding	1,222,055,574	14,542,721	335,429,821	9,198,761